Commitments and Contingencies - Summary of Operating Leases for Office Rental (Detail)	Dec. 31, 2017 USD ($)
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2018	$ 1,796,000
2019	66,000
Operating Leases, Future Minimum Payments Due	$ 1,862,000